Earnings per share - EPS Schedule (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss for the period	$ (12,851)	$ (38,339)	$ (6,780)
Less accumulated preferred dividend yield	0	(4,205)	(16,900)
Total	$ (12,851)	$ (42,544)	$ (23,680)
Weighted average number of shares, basic (in shares)	119,076	99,261	21,439
Weighted average number of shares, diluted (in shares)	119,076	99,261	21,439
Basic loss per share (in dollars per share)	$ (0.11)	$ (0.43)	$ (1.10)
Diluted loss per share (in dollars per share)	$ (0.11)	$ (0.43)	$ (1.10)